Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Alector, Inc.
Entity Central Index Key	0001653087
Entity Emerging Growth Company	false
Entity File Number	001-38792
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2933343
Entity Address, Address Line One	131 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	231-5660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALEC
Security Exchange Name	NASDAQ